Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property, plant and equipment
Schedule of property, plant and equipment, net

	As at December 31,	As at December 31,
USD’000	2025	2024
Machinery and equipment	14,554	13,769
Buildings and leasehold improvements	224	—
Office equipment and furniture	2,421	2,321
Computer equipment and licences	698	817
Total property, plant and equipment, gross	17,897	16,907

Accumulated depreciation for:
Machinery and equipment	(11,284)	(10,733)
Buildings and leasehold improvements	(13)	—
Office equipment and furniture	(2,334)	(2,320)
Computer equipment and licences	(496)	(653)
Total accumulated depreciation	(14,127)	(13,706)
Total property, plant and equipment, net	3,770	3,201
Depreciation charge for the year	703	630

Schedule useful economic life of property plant and equipment

•	Production tools	8 to 10 years
•	Office equipment and furniture:	2 to 5 years
•	Production masks	5 years
•	Probe cards	5 years
•	Licenses	3 years
•	Software	1 year